Goodwill and intangible assets, net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net
Goodwill and intangible assets, net
The following table presents our goodwill and intangible assets as of December 31, 2016 and 2017:

	As of December 31,
(in thousands)	2016	2017
Goodwill	€490,503	€490,455
Intangible assets with definite lives, net	6,552	3,794
Intangible assets with indefinite lives	169,500	169,500
Total	€666,555	€663,749

Impairment Assessments
As of December 31, 2016 and 2017, we had no accumulated impairment losses of goodwill or indefinite-lived intangible assets.
Goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2016	€215,208	€192,663	€82,489	€490,360
Foreign exchange translation	63	56	24	143
Balance as of December 31, 2016	€215,271	€192,719	€82,513	€490,503

Balance as of January 1, 2017	€215,271	€192,719	€82,513	€490,503
Foreign exchange translation	(77)	(69)	(29)	(175)
Acquisition of Tripl	110	98	42	250
Deconsolidation of myhotelshop	(54)	(48)	(21)	(123)
Balance as of December 31, 2017	€215,250	€192,700	€82,505	€490,455

Indefinite-lived Intangible Assets
Our indefinite-lived intangible assets relate principally to trade names, trademarks and domain names.
Intangible Assets with Definite Lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2016 and 2017:

(in thousands)	December 31, 2016			December 31, 2017
	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Customer relationships	€38	€(15)	€23	€34	€(5)	€29
Partner relationships	34,220	(32,610)	1,610	34,254	(34,224)	30
Technology	59,780	(59,780)	—	60,190	(59,831)	359
Non-compete agreement	10,800	(5,881)	4,919	10,800	(7,424)	3,376
Total	€104,838	€(98,286)	€6,552	€105,278	€(101,484)	€3,794

Amortization expense was €30.0 million for the year ended December 31, 2015, €13.9 million for the year ended December 31, 2016 and €3.2 million for the year ended December 31, 2017. The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2017, assuming no subsequent impairment of the underlying assets, is as follows:

(in thousands)	Amortization
2018	€1,711
2019	1,701
2020	382
2021	—
Total	€3,794